Segment information - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Segment information
Real Estate transfer tax expenses		€ 1,200		€ 1,200
Property, plant and equipment	€ 13,585		€ 13,585		€ 8,376
Right-of-use assets.	23,915		23,915		24,932
-United States
Segment information
Property, plant and equipment	552		552		286
Right-of-use assets.	792		792		€ 1,042
Corporate
Segment information
Real Estate transfer tax expenses			0	€ 1,200
Follow-on public offering | Corporate
Segment information
Share issue related cost	€ 105		€ 278